Segment Reporting - Reconciliation of Total Segment Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 5,369,198	$ 5,384,781
Unallocated:
Cash and cash equivalents	124,880	149,014	$ 177,071	$ 244,241
Advances to affiliates		8,229
Operating Segments | LNG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	4,889,670	4,861,977
Operating Segments | LPG Segment [Member]
Segment Reporting Information [Line Items]
Total assets	318,069	326,111
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Total assets	13,748	39,450
Unallocated
Unallocated:
Cash and cash equivalents	124,880	149,014
Advances to affiliates	$ 22,831	$ 8,229